UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
July 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Semiannual Report January 31, 2012

Arizona • Connecticut • Minnesota • New Jersey • Pennsylvania

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2012
Eaton Vance
Municipal Income Funds
Table of Contents

Performance and Fund Profile

Arizona	2

Connecticut	3

Minnesota	4

New Jersey	5

Pennsylvania	6

Endnotes and Additional Disclosures	7
Fund Expenses	8
Financial Statements	11
Officers and Trustees	68
Important Notices	69

Eaton Vance
Arizona Municipal Income Fund
January 31, 2012
Performance 1,2

Portfolio Manager Craig R. Brandon, CFA

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/13/1993	9.24%	16.91%	4.66%	5.12%	—
Class A at 4.75% Maximum Sales Charge	—	4.08	11.38	3.65	4.61	—
Class B at NAV	7/25/1991	8.91	16.06	3.88	4.35	—
Class B at 5% Maximum Sales Charge	—	3.91	11.06	3.54	4.35	—
Class C at NAV	12/16/2005	8.90	16.05	3.90	—	4.14
Class C at 1% Maximum Sales Charge	—	7.90	15.05	3.90	—	4.14
Class I at NAV	8/3/2010	9.46	17.11	—	—	8.56

Barclays Capital Municipal Bond Index	—	7.37%	14.10%	5.76%	5.43%	—
Barclays Capital 20 Year Municipal Bond Index	—	9.82	19.47	6.06	6.19	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.77%	1.52%	1.52%	0.57%
Net of Interest Expense			0.75	1.50	1.50	0.55

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			3.87%	3.12%	3.11%	4.05%
Taxable-Equivalent Distribution Rate			6.24	5.03	5.01	6.53
SEC 30-day Yield			2.60	2.00	1.99	2.93
Taxable-Equivalent SEC 30-day Yield			4.19	3.22	3.21	4.72

% Total Leverage[5]

Residual Interest Bond (RIB)						2.17%
Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	24.5%	BB	0.5%
AA	39.6	CCC	0.8
A	21.5	Not Rated	4.6
BBB	8.5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2012
Performance 1,2

Portfolio Manager William H. Ahern, Jr., CFA

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	4/19/1994	8.98%	15.76%	4.52%	4.54%	—
Class A at 4.75% Maximum Sales Charge	—	3.81	10.28	3.52	4.03	—
Class B at NAV	5/1/1992	8.60	14.95	3.74	3.78	—
Class B at 5% Maximum Sales Charge	—	3.60	9.95	3.39	3.78	—
Class C at NAV	2/9/2006	8.60	14.94	3.76	—	3.81
Class C at 1% Maximum Sales Charge	—	7.60	13.94	3.76	—	3.81
Class I at NAV	3/3/2008	9.19	16.09	—	—	7.20

Barclays Capital Municipal Bond Index	—	7.37%	14.10%	5.76%	5.43%	—
Barclays Capital 20 Year Municipal Bond Index	—	9.82	19.47	6.06	6.19	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.80%	1.56%	1.55%	0.61%
Net of Interest Expense			0.75	1.51	1.50	0.56

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			3.81%	3.06%	3.06%	4.01%
Taxable-Equivalent Distribution Rate			6.28	5.05	5.05	6.61
SEC 30-day Yield			2.53	1.92	1.92	2.85
Taxable-Equivalent SEC 30-day Yield			4.17	3.17	3.17	4.70

% Total Leverage[5]

RIB						5.77%
Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	10.3%	BBB	13.8%
AA	40.1	BB	4.0
A	28.0	Not Rated	3.8

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2012
Performance 1,2

Portfolio Manager Craig R. Brandon, CFA

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/9/1993	7.74%	15.14%	4.86%	4.94%	—
Class A at 4.75% Maximum Sales Charge	—	2.59	9.63	3.84	4.44	—
Class B at NAV	7/29/1991	7.24	14.17	4.08	4.17	—
Class B at 5% Maximum Sales Charge	—	2.24	9.17	3.73	4.17	—
Class C at NAV	12/21/2005	7.24	14.18	4.03	—	4.28
Class C at 1% Maximum Sales Charge	—	6.24	13.18	4.03	—	4.28
Class I at NAV	8/3/2010	7.85	15.37	—	—	7.17

Barclays Capital Municipal Bond Index	—	7.37%	14.10%	5.76%	5.43%	—
Barclays Capital 20 Year Municipal Bond Index	—	9.82	19.47	6.06	6.19	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

			0.74%	1.50%	1.50%	0.54%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			3.66%	2.95%	2.92%	3.86%
Taxable-Equivalent Distribution Rate			6.11	4.92	4.87	6.44
SEC 30-day Yield			2.50	1.89	1.89	2.82
Taxable-Equivalent SEC 30-day Yield			4.17	3.16	3.16	4.71

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2012
Performance 1,2

Portfolio Manager Adam Weigold, CFA

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	4/13/1994	9.22%	16.75%	2.36%	4.17%	—
Class A at 4.75% Maximum Sales Charge	—	4.03	11.24	1.38	3.66	—
Class C at NAV	12/14/2005	8.86	15.86	1.60	—	2.64
Class C at 1% Maximum Sales Charge	—	7.86	14.86	1.60	—	2.64
Class I at NAV	3/3/2008	9.44	17.11	—	—	6.04

Barclays Capital Municipal Bond Index	—	7.37%	14.10%	5.76%	5.43%	—
Barclays Capital 20 Year Municipal Bond Index	—	9.82	19.47	6.06	6.19	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				0.91%	1.66%	0.71%
Net of Interest Expense				0.79	1.54	0.59

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				4.24%	3.49%	4.44%
Taxable-Equivalent Distribution Rate				7.17	5.90	7.50
SEC 30-day Yield				3.35	2.79	3.71
Taxable-Equivalent SEC 30-day Yield				5.66	4.72	6.27

% Total Leverage[5]

RIB						9.17%
Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	6.1%	BB	3.9%
AA	31.0	B	1.9
A	36.5	Not Rated	4.7
BBB	15.9

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2012
Performance 1,2

Portfolio Manager Adam Weigold, CFA

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	6/1/1994	6.30%	13.77%	2.70%	4.29%	—
Class A at 4.75% Maximum Sales Charge	—	1.24	8.37	1.70	3.78	—
Class B at NAV	1/8/1991	5.88	12.99	1.94	3.53	—
Class B at 5% Maximum Sales Charge	—	0.88	7.99	1.60	3.53	—
Class C at NAV	1/13/2006	5.99	12.98	1.94	—	2.65
Class C at 1% Maximum Sales Charge	—	4.99	11.98	1.94	—	2.65
Class I at NAV	3/3/2008	6.51	14.09	—	—	5.99

Barclays Capital Municipal Bond Index	—	7.37%	14.10%	5.76%	5.43%	—
Barclays Capital 20 Year Municipal Bond Index	—	9.82	19.47	6.06	6.19	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			0.90%	1.66%	1.65%	0.70%
Net of Interest Expense			0.80	1.56	1.55	0.60

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I

Distribution Rate			4.13%	3.37%	3.37%	4.32%
Taxable-Equivalent Distribution Rate			6.56	5.35	5.35	6.86
SEC 30-day Yield			3.11	2.54	2.53	3.46
Taxable-Equivalent SEC 30-day Yield			4.94	4.03	4.02	5.49

% Total Leverage[5]

RIB						6.34%
Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	4.2%	BB	0.4%
AA	49.5	D	0.5
A	27.6	Not Rated	3.7
BBB	14.1

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
January 31, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years .Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
[3]	Total annual operating expenses are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest federal and state income tax rates, as applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rate(s) will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC 30-day Yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of period end as a percentage of Fund net assets plus Floating Rate Notes.
[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
Fund profile subject to change due to active management.

Eaton Vance
Municipal Income Funds

January 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 – January 31, 2012).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(8/1/11)	(1/31/12)	(8/1/11 – 1/31/12)	Ratio

Actual
Class A	$1,000.00	$1,092.40	$4.05	0.77%
Class B	$1,000.00	$1,089.10	$7.98	1.52%
Class C	$1,000.00	$1,089.00	$7.98	1.52%
Class I	$1,000.00	$1,094.60	$3.00	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.91	0.77%
Class B	$1,000.00	$1,017.50	$7.71	1.52%
Class C	$1,000.00	$1,017.50	$7.71	1.52%
Class I	$1,000.00	$1,022.30	$2.90	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2011.

Eaton Vance
Municipal Income Funds

January 31, 2012

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(8/1/11)	(1/31/12)	(8/1/11 – 1/31/12)	Ratio

Actual
Class A	$1,000.00	$1,089.80	$4.20	0.80%
Class B	$1,000.00	$1,086.00	$8.13	1.55%
Class C	$1,000.00	$1,086.00	$8.13	1.55%
Class I	$1,000.00	$1,091.90	$3.15	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.06	0.80%
Class B	$1,000.00	$1,017.30	$7.86	1.55%
Class C	$1,000.00	$1,017.30	$7.86	1.55%
Class I	$1,000.00	$1,022.10	$3.05	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2011.

Eaton Vance Minnesota Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(8/1/11)	(1/31/12)	(8/1/11 – 1/31/12)	Ratio

Actual
Class A	$1,000.00	$1,077.40	$3.76	0.72%
Class B	$1,000.00	$1,072.40	$7.66	1.47%
Class C	$1,000.00	$1,072.40	$7.66	1.47%
Class I	$1,000.00	$1,078.50	$2.72	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.66	0.72%
Class B	$1,000.00	$1,017.70	$7.46	1.47%
Class C	$1,000.00	$1,017.70	$7.46	1.47%
Class I	$1,000.00	$1,022.50	$2.64	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2011.

Eaton Vance
Municipal Income Funds

January 31, 2012

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(8/1/11)	(1/31/12)	(8/1/11 – 1/31/12)	Ratio

Actual
Class A	$1,000.00	$1,092.20	$4.42	0.84%
Class C	$1,000.00	$1,088.60	$8.35	1.59%
Class I	$1,000.00	$1,094.40	$3.37	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.27	0.84%
Class C	$1,000.00	$1,017.10	$8.06	1.59%
Class I	$1,000.00	$1,021.90	$3.25	0.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2011.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(8/1/11)	(1/31/12)	(8/1/11 – 1/31/12)	Ratio

Actual
Class A	$1,000.00	$1,063.00	$4.25	0.82%
Class B	$1,000.00	$1,058.80	$8.18	1.58%
Class C	$1,000.00	$1,059.90	$8.13	1.57%
Class I	$1,000.00	$1,065.10	$3.22	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.17	0.82%
Class B	$1,000.00	$1,017.20	$8.01	1.58%
Class C	$1,000.00	$1,017.20	$7.96	1.57%
Class I	$1,000.00	$1,022.00	$3.15	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2011.

Eaton Vance
Arizona Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 1.5%

Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,193,260

		$1,193,260

Education — 4.4%

Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,500	$1,656,780
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,713,120

		$3,369,900

Electric Utilities — 9.5%

Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$546,575
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,000	1,022,280
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,080,530
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	1,200	1,333,884
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	1,000	1,122,400
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,000	2,205,420

		$7,311,089

Escrowed / Prerefunded — 8.2%

Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$3,000	$2,888,640
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14(1)	3,500	3,428,005

		$6,316,645

General Obligations — 5.1%

Maricopa County Community College District, 3.00%, 7/1/23	$785	$824,454
Tempe, 3.75%, 7/1/24	1,000	1,031,740
Tempe, 5.375%, 7/1/21	1,600	2,045,568

		$3,901,762

Health Care – Miscellaneous — 3.6%

Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,816,430
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	460	423,375
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	500	499,975

		$2,739,780

Hospital — 12.7%

Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,082,460
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,286,641
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	750	750,135
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	60	59,013
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,051,100
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	1,350	1,427,908
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,521,398
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,524,870

		$9,703,525

Industrial Development Revenue — 0.8%

Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$650	$587,217

		$587,217

Insured – Electric Utilities — 2.8%

Mesa Utility Systems, (FGIC), (NPFG), 5.00%, 7/1/23	$1,000	$1,250,330
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	877,620

		$2,127,950

Insured – Escrowed / Prerefunded — 1.6%

Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,000	$1,195,570

		$1,195,570

Insured – General Obligations — 7.8%

Goodyear, (NPFG), 3.00%, 7/1/26	$630	$645,050
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,804,001

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

Pinal County Unified School District No. 43, Apache Junction, (AGM), 5.00%, 7/1/24	$1,200	$1,506,828

		$5,955,879

Insured – Hospital — 1.7%

Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,195	$1,313,556

		$1,313,556

Insured – Lease Revenue / Certificates of Participation — 2.3%

Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	$1,635	$1,753,488

		$1,753,488

Insured – Special Tax Revenue — 6.6%

Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$971,831
Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	500	524,110
Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	2,670	2,674,966
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	605,613
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,655	141,734
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	935	147,702

		$5,065,956

Insured – Transportation — 7.8%

Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,750	$2,767,985
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,000	1,037,500
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,900	2,146,221

		$5,951,706

Insured – Water and Sewer — 1.6%

Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,135	$1,212,827

		$1,212,827

Lease Revenue / Certificates of Participation — 1.1%

Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$839,137

		$839,137

Other Revenue — 3.3%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,505	$1,195,457
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,765	378,498
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,000	994,260

		$2,568,215

Special Tax Revenue — 12.5%

Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,000	$1,160,420
Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,000	1,045,880
Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	250	261,470
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	291,049
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	315,382
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	1,000	1,060,100
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	2,500	3,081,025
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/34	1,000	1,232,710
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,107,000

		$9,555,036

Transportation — 4.4%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,000	$3,414,390

		$3,414,390

Total Tax-Exempt Investments — 99.3%
(identified cost $68,877,275)		$76,076,888

Other Assets, Less Liabilities — 0.7%		$569,427

Net Assets — 100.0%		$76,646,315

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2012, 32.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 21.0% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $310,100.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 2.6%

Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,235,140
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,843,725

		$3,078,865

Education — 14.3%

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$1,000	$1,075,100
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,635,915
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/31	1,000	1,082,280
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,125,871
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,231,680
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,722,750
University of Connecticut, 5.00%, 2/15/21	1,315	1,605,931
University of Connecticut, 5.00%, 5/15/23	1,350	1,367,010
University of Connecticut, 5.00%, 2/15/28	875	1,019,366

		$16,865,903

Electric Utilities — 3.5%

Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28	$2,000	$2,133,000
Connecticut Development Authority, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,500	1,509,690
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	500	513,935

		$4,156,625

Escrowed / Prerefunded — 0.6%

Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$430	$439,413
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	170	247,340

		$686,753

General Obligations — 15.1%

Connecticut, 4.875%, 11/1/20	$1,475	$1,781,933
Connecticut, 5.00%, 2/15/29	1,000	1,189,910
East Lyme, 4.00%, 7/15/22	350	419,888
East Lyme, 4.00%, 7/15/23	525	622,813
East Lyme, 4.25%, 7/15/24	250	301,495
East Lyme, 4.25%, 7/15/25	250	297,410
Fairfield, 4.25%, 7/15/26	250	276,075
Fairfield, 5.00%, 1/1/23	1,000	1,314,110
Hartford County Metropolitan District, 5.00%, 7/15/34	2,020	2,280,156
North Haven, 5.00%, 7/15/23	1,475	1,941,410
North Haven, 5.00%, 7/15/25	1,490	1,992,949
Norwalk, 4.00%, 7/1/26	1,975	2,272,218
Redding, 5.50%, 10/15/18	400	516,124
Redding, 5.625%, 10/15/19	650	858,890
Stamford, 4.00%, 7/1/25	370	431,150
Wilton, 5.25%, 7/15/18	535	677,909
Wilton, 5.25%, 7/15/19	535	689,256

		$17,863,696

Hospital — 5.1%

Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,500	$2,690,875
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,120,270
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,088,020
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,162,380

		$6,061,545

Industrial Development Revenue — 5.0%

Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20(2)	$4,500	$4,515,390
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,320	1,322,046

		$5,837,436

Insured – Education — 15.6%

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,608,573
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,734,044
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,077,882
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,838,375
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28(3)	500	555,065

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education (continued)

Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	$5,305	$6,479,845
University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,000	1,115,380

		$18,409,164

Insured – Electric Utilities — 4.4%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,755	$1,961,967
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,840	3,217,635

		$5,179,602

Insured – Escrowed / Prerefunded — 1.8%

Connecticut, (AGM), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,500	$1,551,090
Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	515	525,408

		$2,076,498

Insured – General Obligations — 5.1%

Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,370	$3,376,605
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,289,810
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,148,210
New Britain, (NPFG), 6.00%, 3/1/12	250	251,125

		$6,065,750

Insured – Hospital — 2.8%

Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$2,000	$2,200,380
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	1,000	1,073,320

		$3,273,700

Insured – Housing — 0.5%

Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$610	$623,591

		$623,591

Insured – Industrial Development Revenue — 1.2%

Connecticut Development Authority, (Signature Flight Support Corp.), (AGM), (AMT), 6.625%, 12/1/14	$1,485	$1,460,483

		$1,460,483

Insured – Lease Revenue / Certificates of Participation — 2.6%

Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,740	$3,104,584

		$3,104,584

Insured – Pooled Loans — 0.8%

Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$925	$926,388

		$926,388

Insured – Transportation — 5.5%

Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	$500	$512,975
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,900	4,405,401
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,516,760

		$6,435,136

Insured – Water and Sewer — 6.6%

Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$1,000	$966,530
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	1,000	981,040
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,420	4,468,093
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,336,980

		$7,752,643

Lease Revenue / Certificates of Participation — 2.3%

Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$1,830	$2,662,540

		$2,662,540

Other Revenue — 1.0%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$8,700	$630,141
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	16,465	578,909

		$1,209,050

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Senior Living / Life Care — 0.9%

Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,013,770

		$1,013,770

Solid Waste — 2.3%

Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,751,733

		$2,751,733

Special Tax Revenue — 5.3%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$1,125	$1,163,722
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,000	2,083,280
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	145,525
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	160,364
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	542,975
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(4)	1,700	1,802,170
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	408,486

		$6,306,522

Total Tax-Exempt Investments — 104.9%
(identified cost $112,197,943)		$123,801,977

Other Assets, Less Liabilities — (4.9)%		$(5,809,762)

Net Assets — 100.0%		$117,992,215

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 18.4% of the Fund’s net assets at January 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2012, 44.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 24.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $527,170.

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 94.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 2.4%

Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	$2,000	$2,499,380

		$2,499,380

Education — 10.6%

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,135,800
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,650,405
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,094,770
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,100,410
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,597,056
St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,380	1,395,056
University of Minnesota, 5.00%, 12/1/36	500	575,190
University of Minnesota, 5.125%, 4/1/34	1,000	1,142,170
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,162,400

		$10,853,257

Electric Utilities — 4.6%

Minnesota Municipal Power Agency, 4.75%, 10/1/32	$500	$534,370
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	812,910
Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,000	2,104,760
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	185	190,156
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,101,860

		$4,744,056

Escrowed / Prerefunded — 4.0%

Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$490	$537,167
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,443,520
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,114,080

		$4,094,767

General Obligations — 13.5%

Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,000	$1,113,730
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	531,765
Duluth, 5.00%, 2/1/34	2,000	2,168,420
Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,000	2,234,140
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,648,485
Minnesota, 5.00%, 6/1/21	1,155	1,398,197
Minnesota, 5.00%, 8/1/22	1,000	1,249,890
Minnesota, 5.00%, 11/1/26	1,000	1,158,370
Washington County, 3.50%, 2/1/28	1,500	1,559,790
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	824,535

		$13,887,322

Hospital — 14.4%

Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$1,000	$1,080,650
Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,111,420
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	1,000	1,032,650
Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,117,180
Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,103,660
Rochester Health Care Facilities, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,627,260
St. Cloud Health Care Revenue, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,092,660
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	1,000	1,115,200
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/39	1,000	1,100,200
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,114,890
St. Paul Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	750	754,200
St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,500	1,536,510

		$14,786,480

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Housing — 6.2%

Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$500	$500,810
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	985	991,383
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	965	973,164
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	805	813,919
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	505,350
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	95	96,663
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	875	904,715
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,574,776

		$6,360,780

Industrial Development Revenue — 1.0%

Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,000,260

		$1,000,260

Insured – Education — 0.5%

Minnesota State Colleges and University, (St. Cloud State University), (AGM), 5.00%, 10/1/19	$500	$514,485

		$514,485

Insured – Electric Utilities — 11.5%

Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,161,450
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,150	1,315,267
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	315	352,148
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,186,520
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	5,730,930
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,055,390

		$11,801,705

Insured – Escrowed / Prerefunded — 1.3%

Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,270	$1,330,706

		$1,330,706

Insured – General Obligations — 4.2%

Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,200	$1,371,504
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,019,095
Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	705	780,160
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,120,510

		$4,291,269

Insured – Hospital — 5.8%

Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), (AGM), 5.00%, 8/15/34	$750	$808,005
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,999,530
Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	2,000	2,125,620
Plymouth, Health Facilities Revenue, (WestHealth), (AGM), 6.25%, 6/1/16	450	450,117
St. Cloud Health Care Revenue, (St. Cloud Hospital), (AGC), 5.50%, 5/1/39	500	547,160

		$5,930,432

Insured – Special Tax Revenue — 3.1%

St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,153,300
Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,000	1,001,790

		$3,155,090

Insured – Transportation — 2.3%

Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,048,720
Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,275	1,357,888

		$2,406,608

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Lease Revenue / Certificates of Participation — 0.6%

Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$560	$643,496

		$643,496

Senior Living / Life Care — 0.8%

St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. — Highland), 8.75%, 11/1/24	$970	$880,789

		$880,789

Special Tax Revenue — 5.4%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$291,049
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	315,382
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,218,340
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,192,180
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	559,570

		$5,576,521

Student Loan — 1.1%

Minnesota Higher Education Facilities Authority, (Supplemental Student Loan Program), 5.00%, 11/1/29	$1,000	$1,114,960

		$1,114,960

Transportation — 1.1%

Minneapolis and St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,108,380

		$1,108,380

Total Tax-Exempt Investments — 94.4%
(identified cost $87,364,157)		$96,980,743

Other Assets, Less Liabilities — 5.6%		$5,781,528

Net Assets — 100.0%		$102,762,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
GNMA	- Government National Mortgage Association
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2012, 30.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 14.5% of total investments.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 105.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 14.6%

New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$791,783
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	772,365
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	682,730
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,125	10,959,199
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,774,163
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	905,810
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,565	3,138,739
Rutgers State University, 5.00%, 5/1/39(1)	8,580	9,475,409

		$30,500,198

Electric Utilities — 0.7%

Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,500	$1,518,120

		$1,518,120

General Obligations — 1.3%

Morris County, 4.00%, 4/15/22	$2,365	$2,632,836

		$2,632,836

Health Care – Miscellaneous — 0.4%

New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$825	$770,402

		$770,402

Hospital — 12.4%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,700	$1,626,033
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,830	1,856,864
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,195	6,663,900
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,120	5,300,122
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,135	1,206,959
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,135	1,202,657
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	4,610	4,694,547
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,347,190

		$25,898,272

Housing — 2.8%

New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,790	$2,823,647
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	3,000	3,076,320

		$5,899,967

Industrial Development Revenue — 8.6%

Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,460	$2,517,367
New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,250	2,250,787
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	1,875	1,923,319
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,815,784
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	6,465	6,475,021

		$17,982,278

Insured – Education — 1.0%

New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$2,210	$2,166,330

		$2,166,330

Insured – Gas Utilities — 4.6%

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$9,050	$9,589,199

		$9,589,199

Insured – General Obligations — 9.7%

Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$3,086,532
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/35	2,350	684,085

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

Irvington Township, (AGM), 0.00%, 7/15/22	$4,805	$3,397,423
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,401,671
Jackson Township School District, (NPFG), 2.50%, 6/15/27	10,205	9,731,998

		$20,301,709

Insured – Hospital — 1.4%

New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$2,980,331

		$2,980,331

Insured – Lease Revenue / Certificates of Participation — 1.6%

New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,246,920
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,139,430

		$3,386,350

Insured – Special Tax Revenue — 8.7%

Garden Preservation Trust and Open Space and Farmland, (AGM), 0.00%, 11/1/24	$7,870	$5,278,724
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,440,620
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	12,130	6,629,409
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	5,890	3,031,524
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,045	175,134
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,120	492,866

		$18,048,277

Insured – Student Loan — 2.5%

New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,715	$5,147,743

		$5,147,743

Insured – Transportation — 0.5%

South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$983,518

		$983,518

Insured – Water and Sewer — 6.7%

New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,181,869
North Hudson Sewerage Authority, (NPFG), 0.00%, 8/1/25	13,840	7,708,880

		$13,890,749

Lease Revenue / Certificates of Participation — 5.3%

Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$720	$816,545
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	785	934,880
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,094,590
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,320,970
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,928,916

		$11,095,901

Other Revenue — 2.0%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,000	$1,158,880
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	34,960	1,229,194
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	2,440	1,841,346

		$4,229,420

Senior Living / Life Care — 3.7%

New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,431,228
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,324,307
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(2)	3,390	2,135,632
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,708,024

		$7,599,191

Special Tax Revenue — 1.5%

New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$307,404

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	$525	$529,011
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	700	742,070
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,449,286

		$3,027,771

Student Loan — 4.2%

New Jersey Higher Education Student Assistance Authority, (AMT), 1.477%, 6/1/36(1)(3)(4)	$9,000	$8,642,430

		$8,642,430

Transportation — 9.3%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,672,249
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,233,560
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,873,775
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,414,960
Port Authority of New York and New Jersey, 6.125%, 6/1/94	7,400	9,268,278

		$19,462,822

Water and Sewer — 2.3%

New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,705	$4,708,623

		$4,708,623

Total Tax-Exempt Investments — 105.8%
(identified cost $201,994,657)		$220,462,437

Other Assets, Less Liabilities — (5.8)%		$(12,143,109)

Net Assets — 100.0%		$208,319,328

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2012, 34.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.2% to 13.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security is in default and is making only partial interest payments.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,442,430.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Cogeneration — 0.5%

Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$1,100	$659,780
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	1,000	605,260

		$1,265,040

Education — 10.8%

Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,216,930
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,127,710
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,500	1,665,750
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,261,720
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,266,010
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,986,732
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,023,632
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,778,325
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,952,500
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,538,441
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,724,325

		$27,542,075

Electric Utilities — 0.9%

York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,250	$2,276,618

		$2,276,618

General Obligations — 3.8%

Chester County, 5.00%, 7/15/27(2)	$1,000	$1,191,560
Chester County, 5.00%, 7/15/28	410	485,907
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	5,891,800
Montgomery County, 4.375%, 12/1/31	2,000	2,208,160

		$9,777,427

Hospital — 16.9%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,330,510
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,440	3,681,694
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,690,952
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,050,340
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,116,150
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	1,018,857
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,855	4,989,920
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,406,520
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,037,280
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,000	1,022,750
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(3)	9,000	10,653,750
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,785,595
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,608,960
Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,885	1,937,441

		$43,330,719

Housing — 3.3%

Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,655	$1,702,234
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,000	1,035,350
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,945	3,000,130
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,570	2,572,827

		$8,310,541

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue — 1.6%

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,328,028
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,163,240
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,543,785

		$4,035,053

Insured – Education — 6.1%

Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,244,440
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,350	1,352,592
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,500	2,663,475
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,770,825
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,477,845
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,860	3,127,467
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	965	997,656

		$15,634,300

Insured – Electric Utilities — 0.8%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	$1,475	$1,660,393
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	355	396,865

		$2,057,258

Insured – Escrowed / Prerefunded — 8.0%

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,205,850
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,239,414
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,156,227
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	2,880,642
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,626,181
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	4,877,569
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,572,342

		$20,558,225

Insured – General Obligations — 18.3%

Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,400,389
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,185,337
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,079,581
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,371,670
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	1,970	1,412,332
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,469,112
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,399,889
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,323,874
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,404,835
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,164,000
Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	4,000	2,968,360
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	738,490
Hopewell School District, (AGM), 0.00%, 9/1/26	2,000	1,236,440
Lake Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	760,307
Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,430	1,412,325
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	682,968
Norwin School District, (AGM), 3.25%, 4/1/33	5,000	4,668,100
Philadelphia, (AGC), 7.00%, 7/15/28	1,500	1,757,685
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,133,640
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(3)	9,500	12,283,405

		$46,852,739

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Hospital — 7.1%

Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$3,750	$3,600,863
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,000	2,661,080
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,000	3,170,970
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,359,313
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,463,545

		$18,255,771

Insured – Lease Revenue / Certificates of Participation — 0.4%

Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,109,540

		$1,109,540

Insured – Special Tax Revenue — 1.3%

Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,393,260
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	5,410	463,313
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,820	445,475

		$3,302,048

Insured – Transportation — 7.8%

Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,093,965
Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36	6,180	7,016,339
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	6,000	6,777,540

		$19,887,844

Insured – Utilities — 1.2%

Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,850	$2,909,679

		$2,909,679

Insured – Water and Sewer — 1.3%

Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$1,500	$1,586,460
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	1,804,673

		$3,391,133

Nursing Home — 1.3%

Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$2,475	$2,475,025
Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,025	903,558

		$3,378,583

Other Revenue — 1.6%

Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,147,831
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	2,017,909

		$4,165,740

Senior Living / Life Care — 1.3%

Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$2,500	$1,325,400
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	624,108
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,324,739

		$3,274,247

Special Tax Revenue — 1.4%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$1,728,825
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	970	1,028,297
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	906,503

		$3,663,625

Transportation — 5.3%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,672,248
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	950	1,018,885
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	750	754,770
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,797,450

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation (continued)

Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	$4,220	$3,643,801
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	1,738,400

		$13,625,554

Water and Sewer — 1.6%

Harrisburg Water Authority, 5.25%, 7/15/31	$1,750	$1,431,955
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,358,075
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,359,142

		$4,149,172

Total Tax-Exempt Investments — 102.6%
(identified cost $236,694,525)		$262,752,931

Other Assets, Less Liabilities — (2.6)%		$(6,595,273)

Net Assets — 100.0%		$256,157,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2012, 51.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 18.4% of total investments.

(1)	Defaulted bond.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Statements of Assets and Liabilities (Unaudited)

	January 31, 2012

Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

Investments —
Identified cost	$68,877,275	$112,197,943	$87,364,157
Unrealized appreciation	7,199,613	11,604,034	9,616,586

Investments, at value	$76,076,888	$123,801,977	$96,980,743

Cash	$1,773,738	$1,189,165	$4,344,829
Restricted cash*	—	95,000	110,000
Interest receivable	442,567	1,076,865	1,129,452
Receivable for Fund shares sold	383,817	71,194	441,964

Total assets	$78,677,010	$126,234,201	$103,006,988

Liabilities

Payable for floating rate notes issued	$1,700,000	$7,225,000	$—
Payable for when-issued securities	—	548,800	—
Payable for variation margin on open financial futures contracts	22,749	21,999	26,000
Payable for Fund shares redeemed	175,575	241,525	89,866
Distributions payable	60,564	99,752	47,287
Payable to affiliates:
Investment adviser fee	20,331	35,378	28,835
Distribution and service fees	18,155	24,987	24,510
Interest expense and fees payable	3,545	9,221	—
Accrued expenses	29,776	35,324	28,219

Total liabilities	$2,030,695	$8,241,986	$244,717

Net Assets	$76,646,315	$117,992,215	$102,762,271

Sources of Net Assets

Paid-in capital	$75,606,190	$111,850,866	$97,710,174
Accumulated net realized loss	(6,037,143)	(5,268,057)	(4,494,003)
Accumulated undistributed (distributions in excess of) net investment income	(8,544)	(123,419)	59,573
Net unrealized appreciation	7,085,812	11,532,825	9,486,527

Net Assets	$76,646,315	$117,992,215	$102,762,271

Class A Shares

Net Assets	$63,368,753	$101,616,462	$85,243,065
Shares Outstanding	6,378,776	9,468,432	8,810,479
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.93	$10.73	$9.68
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.43	$11.27	$10.16

Class B Shares

Net Assets	$1,515,170	$2,862,144	$1,764,782
Shares Outstanding	137,231	267,950	169,524
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.04	$10.68	$10.41

Class C Shares

Net Assets	$8,149,483	$7,100,104	$11,493,820
Shares Outstanding	737,629	663,988	1,104,752
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.05	$10.69	$10.40

Class I Shares

Net Assets	$3,612,909	$6,413,505	$4,260,604
Shares Outstanding	363,885	597,399	440,276
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.93	$10.74	$9.68

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at broker for financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2012

Assets	New Jersey Fund	Pennsylvania Fund

Investments —
Identified cost	$201,994,657	$236,694,525
Unrealized appreciation	18,467,780	26,058,406

Investments, at value	$220,462,437	$262,752,931

Cash	$7,313,750	$5,990,615
Restricted cash*	960,000	925,000
Interest receivable	1,501,648	2,102,148
Receivable for investments sold	250,264	2,747,535
Receivable for Fund shares sold	293,597	368,821

Total assets	$230,781,696	$274,887,050

Liabilities

Payable for floating rate notes issued	$21,020,000	$17,350,000
Payable for variation margin on open financial futures contracts	229,059	446,872
Payable for Fund shares redeemed	820,779	431,898
Distributions payable	187,427	246,593
Payable to affiliates:
Investment adviser fee	69,208	86,614
Distribution and service fees	49,177	66,915
Interest expense and fees payable	27,367	30,920
Accrued expenses	59,351	69,580

Total liabilities	$22,462,368	$18,729,392

Net Assets	$208,319,328	$256,157,658

Sources of Net Assets

Paid-in capital	$232,961,885	$274,639,295
Accumulated net realized loss	(43,377,969)	(42,857,474)
Accumulated undistributed (distributions in excess of) net investment income	1,256,675	(117,595)
Net unrealized appreciation	17,478,737	24,493,432

Net Assets	$208,319,328	$256,157,658

Class A Shares

Net Assets	$174,374,767	$179,702,260
Shares Outstanding	18,485,685	19,638,334
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.43	$9.15
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.90	$9.61

Class B Shares

Net Assets	$—	$8,632,213
Shares Outstanding	—	911,375
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.47

Class C Shares

Net Assets	$25,705,326	$37,824,799
Shares Outstanding	2,611,292	3,991,708
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.84	$9.48

Class I Shares

Net Assets	$8,239,235	$29,998,386
Shares Outstanding	873,124	3,265,754
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.44	$9.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at broker for financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2012

Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund

Interest	$1,971,032	$2,800,005	$2,245,099

Total investment income	$1,971,032	$2,800,005	$2,245,099

Expenses

Investment adviser fee	$131,474	$209,018	$168,081
Distribution and service fees
Class A	66,879	99,211	80,985
Class B	7,885	14,195	8,678
Class C	34,497	32,628	53,598
Trustees’ fees and expenses	1,755	2,587	2,238
Custodian fee	25,637	33,298	28,949
Transfer and dividend disbursing agent fees	10,195	18,652	12,968
Legal and accounting services	24,217	26,988	22,195
Printing and postage	6,454	9,135	6,710
Registration fees	5,912	104	3,864
Interest expense and fees	7,689	31,433	—
Miscellaneous	8,529	10,564	9,942

Total expenses	$331,123	$487,813	$398,208

Deduct —
Reduction of custodian fee	$92	$61	$72

Total expense reductions	$92	$61	$72

Net expenses	$331,031	$487,752	$398,136

Net investment income	$1,640,001	$2,312,253	$1,846,963

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$463,214	$(176,131)	$(67,433)
Financial futures contracts	(482,011)	(579,446)	(578,414)
Swap contracts	(319,238)	(441,783)	(136,816)

Net realized loss	$(338,035)	$(1,197,360)	$(782,663)

Change in unrealized appreciation (depreciation) —
Investments	$5,324,724	$8,647,185	$5,958,375
Financial futures contracts	86,291	31,790	110,051
Swap contracts	79,239	124,632	33,960

Net change in unrealized appreciation (depreciation)	$5,490,254	$8,803,607	$6,102,386

Net realized and unrealized gain	$5,152,219	$7,606,247	$5,319,723

Net increase in net assets from operations	$6,792,220	$9,918,500	$7,166,686

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2012

Investment Income	New Jersey Fund	Pennsylvania Fund

Interest	$5,419,305	$6,505,252

Total investment income	$5,419,305	$6,505,252

Expenses

Investment adviser fee	$416,103	$522,316
Distribution and service fees
Class A	170,509	175,377
Class B	—	45,152
Class C	116,854	172,218
Trustees’ fees and expenses	4,300	5,269
Custodian fee	50,979	60,094
Transfer and dividend disbursing agent fees	40,441	56,929
Legal and accounting services	36,058	34,258
Printing and postage	12,580	15,732
Registration fees	—	341
Interest expense and fees	76,607	68,016
Miscellaneous	11,700	15,456

Total expenses	$936,131	$1,171,158

Deduct —
Reduction of custodian fee	$152	$231

Total expense reductions	$152	$231

Net expenses	$935,979	$1,170,927

Net investment income	$4,483,326	$5,334,325

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$417,674	$1,450,906
Financial futures contracts	(4,983,360)	(11,034,104)
Swap contracts	(1,868,938)	(1,659,852)

Net realized loss	$(6,434,624)	$(11,243,050)

Change in unrealized appreciation (depreciation) —
Investments	$19,184,351	$19,942,468
Financial futures contracts	156,782	713,376
Swap contracts	486,358	445,691

Net change in unrealized appreciation (depreciation)	$19,827,491	$21,101,535

Net realized and unrealized gain	$13,392,867	$9,858,485

Net increase in net assets from operations	$17,876,193	$15,192,810

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Statements of Changes in Net Assets

	Six Months Ended January 31, 2012
	(Unaudited)

Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —
Net investment income	$1,640,001	$2,312,253	$1,846,963
Net realized loss from investment transactions, financial futures contracts and swap contracts	(338,035)	(1,197,360)	(782,663)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	5,490,254	8,803,607	6,102,386

Net increase in net assets from operations	$6,792,220	$9,918,500	$7,166,686

Distributions to shareholders —
From net investment income
Class A	$(1,382,937)	$(2,031,795)	$(1,564,607)
Class B	(28,030)	(49,918)	(28,472)
Class C	(122,503)	(114,805)	(176,064)
Class I	(48,674)	(115,078)	(63,076)

Total distributions to shareholders	$(1,582,144)	$(2,311,596)	$(1,832,219)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,505,148	$2,281,517	$6,123,956
Class B	7,447	385,654	25,255
Class C	919,424	617,925	1,050,419
Class I	2,047,525	1,855,300	1,814,196
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	933,528	1,522,761	1,324,363
Class B	19,064	31,859	24,726
Class C	106,263	80,354	141,651
Class I	22,407	55,045	39,806
Cost of shares redeemed
Class A	(11,692,647)	(8,333,483)	(5,785,490)
Class B	(128,372)	(95,445)	(49,617)
Class C	(442,413)	(571,421)	(1,416,812)
Class I	(40,601)	(1,177,458)	(516,580)
Net asset value of shares exchanged
Class A	186,616	576,233	215,500
Class B	(186,616)	(576,233)	(215,500)

Net increase (decrease) in net assets from Fund share transactions	$(5,743,227)	$(3,347,392)	$2,775,873

Net increase (decrease) in net assets	$(533,151)	$4,259,512	$8,110,340

Net Assets

At beginning of period	$77,179,466	$113,732,703	$94,651,931

At end of period	$76,646,315	$117,992,215	$102,762,271

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(8,544)	$(123,419)	$59,573

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2012
	(Unaudited)

Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$4,483,326	$5,334,325
Net realized loss from investment transactions, financial futures contracts and swap contracts	(6,434,624)	(11,243,050)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	19,827,491	21,101,535

Net increase in net assets from operations	$17,876,193	$15,192,810

Distributions to shareholders —
From net investment income
Class A	$(3,830,759)	$(3,879,560)
Class B	—	(174,832)
Class C	(460,202)	(666,014)
Class I	(173,695)	(669,766)

Total distributions to shareholders	$(4,464,656)	$(5,390,172)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,134,615	$5,364,675
Class B	—	101,774
Class C	1,615,902	2,654,016
Class I	2,727,780	3,124,871
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,868,127	2,959,462
Class B	—	134,441
Class C	306,293	520,620
Class I	68,839	135,862
Cost of shares redeemed
Class A	(15,896,077)	(12,075,649)
Class B	—	(717,120)
Class C	(2,632,097)	(3,206,168)
Class I	(2,474,459)	(4,499,925)
Net asset value of shares exchanged
Class A	—	1,414,368
Class B	—	(1,414,368)

Net decrease in net assets from Fund share transactions	$(8,281,077)	$(5,503,141)

Net increase in net assets	$5,130,460	$4,299,497

Net Assets

At beginning of period	$203,188,868	$251,858,161

At end of period	$208,319,328	$256,157,658

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$1,256,675	$(117,595)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2011

Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —
Net investment income	$3,812,162	$5,205,782	$4,036,181
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	863,368	(247,154)	(69,547)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,571,190)	(2,231,742)	(1,877,119)

Net increase in net assets from operations	$2,104,340	$2,726,886	$2,089,515

Distributions to shareholders —
From net investment income
Class A	$(3,305,040)	$(4,502,481)	$(3,437,998)
Class B	(82,618)	(140,849)	(96,543)
Class C	(292,747)	(250,199)	(439,664)
Class I	(21,853)	(263,061)	(32,692)

Total distributions to shareholders	$(3,702,258)	$(5,156,590)	$(4,006,897)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,735,013	$7,932,444	$13,149,994
Class B	209,142	221,045	45,651
Class C	761,234	1,934,671	1,714,807
Class I	1,362,220	2,149,978	2,843,946
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,843,240	3,147,782	2,644,685
Class B	52,949	91,398	69,029
Class C	209,024	159,258	310,348
Class I	2,111	97,738	14,287
Cost of shares redeemed
Class A	(21,180,534)	(23,327,232)	(25,980,643)
Class B	(676,452)	(595,060)	(581,326)
Class C	(2,505,903)	(3,077,033)	(5,869,717)
Class I	(6,024)	(3,514,010)	(156,788)
Net asset value of shares exchanged
Class A	925,790	2,315,371	1,612,803
Class B	(925,790)	(2,315,371)	(1,612,803)

Net decrease in net assets from Fund share transactions	$(16,193,980)	$(14,779,021)	$(11,795,727)

Net decrease in net assets	$(17,791,898)	$(17,208,725)	$(13,713,109)

Net Assets

At beginning of year	$94,971,364	$130,941,428	$108,365,040

At end of year	$77,179,466	$113,732,703	$94,651,931

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(66,401)	$(124,076)	$44,829

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2011

Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$11,092,180	$13,255,608
Net realized loss from investment transactions, financial futures contracts and swap contracts	(5,077,899)	(5,805,327)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(6,031,793)	(3,734,316)

Net increase (decrease) in net assets from operations	$(17,512)	$3,715,965

Distributions to shareholders —
From net investment income
Class A	$(9,443,990)	$(9,346,423)
Class B	—	(569,399)
Class C	(1,182,072)	(1,684,496)
Class I	(410,255)	(1,622,928)

Total distributions to shareholders	$(11,036,317)	$(13,223,246)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,947,989	$9,632,003
Class B	—	423,114
Class C	3,210,731	4,120,825
Class I	4,364,265	6,631,630
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,081,133	6,591,931
Class B	—	361,676
Class C	674,940	1,193,779
Class I	110,326	178,197
Cost of shares redeemed
Class A	(50,136,714)	(49,442,148)
Class B	—	(2,683,441)
Class C	(9,118,000)	(13,451,545)
Class I	(4,989,174)	(10,989,920)
Net asset value of shares exchanged
Class A	—	4,704,184
Class B	—	(4,704,184)

Net decrease in net assets from Fund share transactions	$(39,854,504)	$(47,433,899)

Net decrease in net assets	$(50,908,333)	$(56,941,180)

Net Assets

At beginning of year	$254,097,201	$308,799,341

At end of year	$203,188,868	$251,858,161

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$1,238,005	$(61,748)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights

	Arizona Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.280		$9.400	$8.960	$9.220	$9.750	$9.730

Income (Loss) From Operations

Net investment income(1)	$0.205		$0.429	$0.400	$0.409	$0.417	$0.433
Net realized and unrealized gain (loss)	0.643		(0.133)	0.427	(0.266)	(0.535)	0.013

Total income (loss) from operations	$0.848		$0.296	$0.827	$0.143	$(0.118)	$0.446

Less Distributions

From net investment income	$(0.198)		$(0.416)	$(0.387)	$(0.403)	$(0.412)	$(0.426)

Total distributions	$(0.198)		$(0.416)	$(0.387)	$(0.403)	$(0.412)	$(0.426)

Net asset value — End of period	$9.930		$9.280	$9.400	$8.960	$9.220	$9.750

Total Return(2)	9.24	%(3)	3.28%	9.35%	1.85%	(1.23)%	4.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$63,369		$67,029	$83,120	$82,365	$92,266	$91,301
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.75%	0.75%	0.80%	0.76%	0.76	%(5)
Interest and fee expense(6)	0.02	%(4)	0.02%	0.01%	0.06%	0.14%	0.22%
Total expenses before custodian fee reduction	0.77	%(4)	0.77%	0.76%	0.86%	0.90%	0.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.75%	0.75%	0.79%	0.73%	0.71	%(5)
Net investment income	4.29	%(4)	4.65%	4.30%	4.75%	4.37%	4.40%
Portfolio Turnover	3	%(3)	1%	5%	18%	21%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Arizona Fund — Class B

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.310		$10.440	$9.960	$10.250	$10.840	$10.810

Income (Loss) From Operations

Net investment income(1)	$0.187		$0.398	$0.367	$0.383	$0.385	$0.404
Net realized and unrealized gain (loss)	0.723		(0.143)	0.468	(0.299)	(0.597)	0.017

Total income (loss) from operations	$0.910		$0.255	$0.835	$0.084	$(0.212)	$0.421

Less Distributions

From net investment income	$(0.180)		$(0.385)	$(0.355)	$(0.374)	$(0.378)	$(0.391)

Total distributions	$(0.180)		$(0.385)	$(0.355)	$(0.374)	$(0.378)	$(0.391)

Net asset value — End of period	$11.040		$10.310	$10.440	$9.960	$10.250	$10.840

Total Return(2)	8.91	%(3)	2.55%	8.47%	1.06%	(1.99)%	3.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,515		$1,693	$3,086	$4,759	$7,416	$8,834
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50%	1.50%	1.55%	1.51%	1.51	%(5)
Interest and fee expense(6)	0.02	%(4)	0.02%	0.01%	0.06%	0.14%	0.22%
Total expenses before custodian fee reduction	1.52	%(4)	1.52%	1.51%	1.61%	1.65%	1.73	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.50%	1.50%	1.54%	1.48%	1.46	%(5)
Net investment income	3.53	%(4)	3.88%	3.55%	4.01%	3.63%	3.69%
Portfolio Turnover	3	%(3)	1%	5%	18%	21%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Arizona Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.320		$10.450	$9.970	$10.260	$10.840	$10.820

Income (Loss) From Operations

Net investment income(1)	$0.187		$0.400	$0.367	$0.382	$0.382	$0.388
Net realized and unrealized gain (loss)	0.723		(0.144)	0.468	(0.298)	(0.584)	0.023

Total income (loss) from operations	$0.910		$0.256	$0.835	$0.084	$(0.202)	$0.411

Less Distributions

From net investment income	$(0.180)		$(0.386)	$(0.355)	$(0.374)	$(0.378)	$(0.391)

Total distributions	$(0.180)		$(0.386)	$(0.355)	$(0.374)	$(0.378)	$(0.391)

Net asset value — End of period	$11.050		$10.320	$10.450	$9.970	$10.260	$10.840

Total Return(2)	8.90	%(3)	2.55%	8.46%	1.06%	(1.89)%	3.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,149		$7,060	$8,765	$8,561	$8,481	$6,835
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50%	1.50%	1.55%	1.51%	1.51	%(5)
Interest and fee expense(6)	0.02	%(4)	0.02%	0.01%	0.06%	0.14%	0.22%
Total expenses before custodian fee reduction	1.52	%(4)	1.52%	1.51%	1.61%	1.65%	1.73	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.50%	1.50%	1.54%	1.48%	1.46	%(5)
Net investment income	3.52	%(4)	3.91%	3.54%	3.98%	3.61%	3.55%
Portfolio Turnover	3	%(3)	1%	5%	18%	21%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Arizona Fund — Class I

	Six Months Ended
	January 31, 2012		Period Ended
	(Unaudited)		July 31, 2011(1)

Net asset value — Beginning of period	$9.270		$9.400

Income (Loss) From Operations

Net investment income	$0.214	(2)	$0.433
Net realized and unrealized gain (loss)	0.653		(0.134)

Total income from operations	$0.867		$0.299

Less Distributions

From net investment income	$(0.207)		$(0.429)

Total distributions	$(0.207)		$(0.429)

Net asset value — End of period	$9.930		$9.270

Total Return(3)	9.46	%(4)	3.33	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,613		$1,397
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(5)	0.55	%(5)
Interest and fee expense(6)	0.02	%(5)	0.02	%(5)
Total expenses(7)	0.57	%(5)	0.57	%(5)
Net investment income	4.47	%(5)	4.65	%(5)
Portfolio Turnover	3	%(4)	1	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended July 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Connecticut Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.050		$10.200	$9.750	$9.990	$10.530	$10.530

Income (Loss) From Operations

Net investment income(1)	$0.212		$0.434	$0.425	$0.446	$0.446	$0.437
Net realized and unrealized gain (loss)	0.679		(0.154)	0.455	(0.241)	(0.548)	0.000	(2)

Total income (loss) from operations	$0.891		$0.280	$0.880	$0.205	$(0.102)	$0.437

Less Distributions

From net investment income	$(0.211)		$(0.430)	$(0.430)	$(0.445)	$(0.438)	$(0.437)

Total distributions	$(0.211)		$(0.430)	$(0.430)	$(0.445)	$(0.438)	$(0.437)

Net asset value — End of period	$10.730		$10.050	$10.200	$9.750	$9.990	$10.530

Total Return(3)	8.98	%(4)	2.85%	9.14%	2.31%	(1.01)%	4.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$101,616		$99,007	$110,955	$107,689	$103,906	$115,076
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(5)	0.75%	0.76%	0.80%	0.77%	0.78	%(6)
Interest and fee expense(7)	0.05	%(5)	0.05%	0.05%	0.15%	0.35%	0.27%
Total expenses before custodian fee reduction	0.80	%(5)	0.80%	0.81%	0.95%	1.12%	1.05	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(5)	0.75%	0.76%	0.79%	0.76%	0.76	%(6)
Net investment income	4.10	%(5)	4.34%	4.20%	4.72%	4.31%	4.10%
Portfolio Turnover	5	%(4)	5%	10%	20%	23%	16%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Connecticut Fund — Class B

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.000		$10.160	$9.700	$9.940	$10.480	$10.480

Income (Loss) From Operations

Net investment income(1)	$0.172		$0.356	$0.348	$0.375	$0.367	$0.356
Net realized and unrealized gain (loss)	0.680		(0.163)	0.465	(0.244)	(0.552)	(0.001)

Total income (loss) from operations	$0.852		$0.193	$0.813	$0.131	$(0.185)	$0.355

Less Distributions

From net investment income	$(0.172)		$(0.353)	$(0.353)	$(0.371)	$(0.355)	$(0.355)

Total distributions	$(0.172)		$(0.353)	$(0.353)	$(0.371)	$(0.355)	$(0.355)

Net asset value — End of period	$10.680		$10.000	$10.160	$9.700	$9.940	$10.480

Total Return(2)	8.60	%(3)	1.98%	8.46%	1.53%	(1.80)%	3.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,862		$2,927	$5,619	$8,387	$12,622	$18,238
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.51%	1.51%	1.55%	1.52%	1.53	%(5)
Interest and fee expense(6)	0.05	%(4)	0.05%	0.05%	0.15%	0.35%	0.27%
Total expenses before custodian fee reduction	1.55	%(4)	1.56%	1.56%	1.70%	1.87%	1.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.51%	1.51%	1.54%	1.51%	1.51	%(5)
Net investment income	3.34	%(4)	3.57%	3.46%	3.99%	3.56%	3.35%
Portfolio Turnover	5	%(3)	5%	10%	20%	23%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Connecticut Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$10.010		$10.170	$9.710	$9.950	$10.480	$10.480

Income (Loss) From Operations

Net investment income(1)	$0.172		$0.357	$0.347	$0.372	$0.366	$0.355
Net realized and unrealized gain (loss)	0.680		(0.163)	0.466	(0.240)	(0.541)	0.000	(2)

Total income (loss) from operations	$0.852		$0.194	$0.813	$0.132	$(0.175)	$0.355

Less Distributions

From net investment income	$(0.172)		$(0.354)	$(0.353)	$(0.372)	$(0.355)	$(0.355)

Total distributions	$(0.172)		$(0.354)	$(0.353)	$(0.372)	$(0.355)	$(0.355)

Net asset value — End of period	$10.690		$10.010	$10.170	$9.710	$9.950	$10.480

Total Return(3)	8.60	%(4)	1.98%	8.46%	1.53%	(1.71)%	3.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,100		$6,516	$7,684	$5,664	$3,827	$3,433
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.50%	1.51%	1.55%	1.52%	1.53	%(6)
Interest and fee expense(7)	0.05	%(5)	0.05%	0.05%	0.15%	0.35%	0.27%
Total expenses before custodian fee reduction	1.55	%(5)	1.55%	1.56%	1.70%	1.87%	1.80	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.50%	1.51%	1.54%	1.51%	1.51	%(6)
Net investment income	3.34	%(5)	3.58%	3.44%	3.96%	3.55%	3.35%
Portfolio Turnover	5	%(4)	5%	10%	20%	23%	16%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Connecticut Fund — Class I

	Six Months Ended		Year Ended July 31,
	January 31, 2012					Period Ended
	(Unaudited)		2011	2010	2009	July 31, 2008(1)

Net asset value — Beginning of period	$10.050		$10.210	$9.750	$9.990	$9.780

Income (Loss) From Operations

Net investment income(2)	$0.221		$0.455	$0.446	$0.461	$0.196
Net realized and unrealized gain (loss)	0.691		(0.165)	0.464	(0.237)	0.203

Total income from operations	$0.912		$0.290	$0.910	$0.224	$0.399

Less Distributions

From net investment income	$(0.222)		$(0.450)	$(0.450)	$(0.464)	$(0.189)

Total distributions	$(0.222)		$(0.450)	$(0.450)	$(0.464)	$(0.189)

Net asset value — End of period	$10.740		$10.050	$10.210	$9.750	$9.990

Total Return(3)	9.19	%(4)	2.96%	9.46%	2.52%	4.06	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,414		$5,283	$6,684	$2,122	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(5)	0.56%	0.56%	0.60%	0.58	%(5)
Interest and fee expense(6)	0.05	%(5)	0.05%	0.05%	0.15%	0.35	%(5)
Total expenses before custodian fee reduction	0.60	%(5)	0.61%	0.61%	0.75%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.55	%(5)	0.56%	0.56%	0.59%	0.56	%(5)
Net investment income	4.27	%(5)	4.55%	4.40%	4.87%	4.66	%(5)
Portfolio Turnover	5	%(4)	5%	10%	20%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended July 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Minnesota Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.160		$9.280	$8.900	$8.930	$9.280	$9.280

Income (Loss) From Operations

Net investment income(1)	$0.183		$0.373	$0.375	$0.374	$0.382	$0.403
Net realized and unrealized gain (loss)	0.518		(0.123)	0.364	(0.028)	(0.336)	0.007

Total income from operations	$0.701		$0.250	$0.739	$0.346	$0.046	$0.410

Less Distributions

From net investment income	$(0.181)		$(0.370)	$(0.359)	$(0.376)	$(0.396)	$(0.410)

Total distributions	$(0.181)		$(0.370)	$(0.359)	$(0.376)	$(0.396)	$(0.410)

Net asset value — End of period	$9.680		$9.160	$9.280	$8.900	$8.930	$9.280

Total Return(2)	7.74	%(3)	2.80%	8.40%	4.15%	0.51%	4.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,243		$78,909	$89,036	$74,358	$69,234	$57,574
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.74%	0.73%	0.79%	0.75%	0.78	%(5)
Interest and fee expense(6)	—		—	—	—	0.10%	0.20%
Total expenses before custodian fee reduction	0.72	%(4)	0.74%	0.73%	0.79%	0.85%	0.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.74%	0.73%	0.79%	0.70%	0.72	%(5)
Net investment income	3.89	%(4)	4.10%	4.08%	4.38%	4.17%	4.30%
Portfolio Turnover	1	%(3)	6%	3%	23%	18%	4%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Minnesota Fund — Class B

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.860		$9.990	$9.580	$9.600	$9.990	$9.990

Income (Loss) From Operations

Net investment income(1)	$0.159		$0.327	$0.330	$0.334	$0.338	$0.363
Net realized and unrealized gain (loss)	0.549		(0.132)	0.393	(0.020)	(0.376)	0.003

Total income (loss) from operations	$0.708		$0.195	$0.723	$0.314	$(0.038)	$0.366

Less Distributions

From net investment income	$(0.158)		$(0.325)	$(0.313)	$(0.334)	$(0.352)	$(0.366)

Total distributions	$(0.158)		$(0.325)	$(0.313)	$(0.334)	$(0.352)	$(0.366)

Net asset value — End of period	$10.410		$9.860	$9.990	$9.580	$9.600	$9.990

Total Return(2)	7.24	%(3)	2.02%	7.62%	3.49%	(0.39)%	3.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,765		$1,882	$4,038	$5,225	$6,962	$7,827
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.50%	1.49%	1.54%	1.50%	1.53	%(5)
Interest and fee expense(6)	—		—	—	—	0.10%	0.20%
Total expenses before custodian fee reduction	1.47	%(4)	1.50%	1.49%	1.54%	1.60%	1.73	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.50%	1.49%	1.54%	1.45%	1.47	%(5)
Net investment income	3.15	%(4)	3.33%	3.33%	3.64%	3.43%	3.60%
Portfolio Turnover	1	%(3)	6%	3%	23%	18%	4%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Minnesota Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.850		$9.980	$9.570	$9.620	$9.990	$9.990

Income (Loss) From Operations

Net investment income(1)	$0.159		$0.327	$0.329	$0.333	$0.335	$0.357
Net realized and unrealized gain (loss)	0.548		(0.132)	0.394	(0.049)	(0.353)	0.009

Total income (loss) from operations	$0.707		$0.195	$0.723	$0.284	$(0.018)	$0.366

Less Distributions

From net investment income	$(0.157)		$(0.325)	$(0.313)	$(0.334)	$(0.352)	$(0.366)

Total distributions	$(0.157)		$(0.325)	$(0.313)	$(0.334)	$(0.352)	$(0.366)

Net asset value — End of period	$10.400		$9.850	$9.980	$9.570	$9.620	$9.990

Total Return(2)	7.24	%(3)	2.03%	7.63%	3.17%	(0.19)%	3.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,494		$11,116	$15,291	$12,078	$8,569	$4,115
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.50%	1.48%	1.55%	1.50%	1.53	%(5)
Interest and fee expense(6)	—		—	—	—	0.10%	0.20%
Total expenses before custodian fee reduction	1.47	%(4)	1.50%	1.48%	1.55%	1.60%	1.73	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.50%	1.48%	1.54%	1.45%	1.47	%(5)
Net investment income	3.15	%(4)	3.34%	3.32%	3.61%	3.41%	3.54%
Portfolio Turnover	1	%(3)	6%	3%	23%	18%	4%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Minnesota Fund — Class I

	Six Months Ended
	January 31, 2012		Period Ended
	(Unaudited)		July 31, 2011(1)

Net asset value — Beginning of period	$9.160		$9.290

Income (Loss) From Operations

Net investment income	$0.191	(2)	$0.385
Net realized and unrealized gain (loss)	0.520		(0.130)

Total income from operations	$0.711		$0.255

Less Distributions

From net investment income	$(0.191)		$(0.385)

Total distributions	$(0.191)		$(0.385)

Net asset value — End of period	$9.680		$9.160

Total Return(3)	7.85	%(4)	2.86	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,261		$2,746
Ratios (as a percentage of average daily net assets):
Total expenses(5)	0.52	%(6)	0.54	%(6)
Net investment income	4.07	%(6)	4.28	%(6)
Portfolio Turnover	1	%(4)	6	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	For the year ended July 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	New Jersey Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.830		$9.220	$8.580	$9.500	$10.500	$10.420

Income (Loss) From Operations

Net investment income(1)	$0.203		$0.444	$0.454	$0.457	$0.456	$0.481
Net realized and unrealized gain (loss)	0.599		(0.393)	0.627	(0.929)	(0.977)	0.058

Total income (loss) from operations	$0.802		$0.051	$1.081	$(0.472)	$(0.521)	$0.539

Less Distributions

From net investment income	$(0.202)		$(0.441)	$(0.441)	$(0.448)	$(0.462)	$(0.459)
From net realized gain	—		—	—	—	(0.017)	—

Total distributions	$(0.202)		$(0.441)	$(0.441)	$(0.448)	$(0.479)	$(0.459)

Net asset value — End of period	$9.430		$8.830	$9.220	$8.580	$9.500	$10.500

Total Return(2)	9.22	%(3)	0.65%	12.76%	(4.66)%	(5.04)%	5.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$174,375		$171,001	$214,220	$215,406	$261,792	$264,281
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(4)	0.79%	0.79%	0.85%	0.81%	0.79	%(5)
Interest and fee expense(6)	0.08	%(4)	0.12%	0.11%	0.18%	0.26%	0.42%
Total expenses before custodian fee reduction	0.84	%(4)	0.91%	0.90%	1.03%	1.07%	1.21	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(4)	0.79%	0.79%	0.85%	0.80%	0.76	%(5)
Net investment income	4.51	%(4)	5.00%	4.98%	5.48%	4.57%	4.51%
Portfolio Turnover	0	%(3)	1%	13%	35%	47%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	New Jersey Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.210		$9.620	$8.960	$9.920	$10.950	$10.870

Income (Loss) From Operations

Net investment income(1)	$0.177		$0.394	$0.402	$0.411	$0.394	$0.402
Net realized and unrealized gain (loss)	0.629		(0.413)	0.652	(0.972)	(1.008)	0.075

Total income (loss) from operations	$0.806		$(0.019)	$1.054	$(0.561)	$(0.614)	$0.477

Less Distributions

From net investment income	$(0.176)		$(0.391)	$(0.394)	$(0.399)	$(0.399)	$(0.397)
From net realized gain	—		—	—	—	(0.017)	—

Total distributions	$(0.176)		$(0.391)	$(0.394)	$(0.399)	$(0.416)	$(0.397)

Net asset value — End of period	$9.840		$9.210	$9.620	$8.960	$9.920	$10.950

Total Return(2)	8.86	%(3)	(0.13)%	11.89%	(5.40)%	(5.68)%	4.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,705		$24,768	$31,491	$26,165	$28,204	$22,479
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.54%	1.53%	1.59%	1.56%	1.54	%(5)
Interest and fee expense(6)	0.08	%(4)	0.12%	0.11%	0.18%	0.26%	0.42%
Total expenses before custodian fee reduction	1.59	%(4)	1.66%	1.64%	1.77%	1.82%	1.96	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.54%	1.53%	1.59%	1.55%	1.51	%(5)
Net investment income	3.76	%(4)	4.25%	4.21%	4.73%	3.79%	3.61%
Portfolio Turnover	0	%(3)	1%	13%	35%	47%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	New Jersey Fund — Class I

	Six Months Ended		Year Ended July 31,
	January 31, 2012					Period Ended
	(Unaudited)		2011	2010	2009	July 31, 2008(1)

Net asset value — Beginning of period	$8.830		$9.220	$8.580	$9.510	$9.180

Income (Loss) From Operations

Net investment income(2)	$0.212		$0.463	$0.473	$0.468	$0.190
Net realized and unrealized gain (loss)	0.609		(0.394)	0.625	(0.933)	0.337

Total income (loss) from operations	$0.821		$0.069	$1.098	$(0.465)	$0.527

Less Distributions

From net investment income	$(0.211)		$(0.459)	$(0.458)	$(0.465)	$(0.197)

Total distributions	$(0.211)		$(0.459)	$(0.458)	$(0.465)	$(0.197)

Net asset value — End of period	$9.440		$8.830	$9.220	$8.580	$9.510

Total Return(3)	9.44	%(4)	0.85%	12.96%	(4.56)%	5.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,239		$7,419	$8,386	$1,808	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56	%(5)	0.59%	0.58%	0.65%	0.61	%(5)
Interest and fee expense(6)	0.08	%(5)	0.12%	0.11%	0.18%	0.26	%(5)
Total expenses before custodian fee reduction	0.64	%(5)	0.71%	0.69%	0.83%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56	%(5)	0.59%	0.58%	0.65%	0.60	%(5)
Net investment income	4.70	%(5)	5.21%	5.16%	5.74%	4.76	%(5)
Portfolio Turnover	0	%(4)	1%	13%	35%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended July 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Pennsylvania Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.800		$9.060	$8.650	$9.190	$9.970	$9.930

Income (Loss) From Operations

Net investment income(1)	$0.194		$0.437	$0.431	$0.427	$0.440	$0.434
Net realized and unrealized gain (loss)	0.352		(0.262)	0.391	(0.539)	(0.785)	0.042

Total income (loss) from operations	$0.546		$0.175	$0.822	$(0.112)	$(0.345)	$0.476

Less Distributions

From net investment income	$(0.196)		$(0.435)	$(0.412)	$(0.428)	$(0.435)	$(0.436)

Total distributions	$(0.196)		$(0.435)	$(0.412)	$(0.428)	$(0.435)	$(0.436)

Net asset value — End of period	$9.150		$8.800	$9.060	$8.650	$9.190	$9.970

Total Return(2)	6.30	%(3)	2.07%	9.60%	(0.87)%	(3.52)%	4.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$179,702		$175,176	$210,024	$212,358	$229,953	$238,254
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(4)	0.80%	0.79%	0.82%	0.81%	0.80	%(5)
Interest and fee expense(6)	0.05	%(4)	0.10%	0.09%	0.29%	0.42%	0.54%
Total expenses before custodian fee reduction	0.82	%(4)	0.90%	0.88%	1.11%	1.23%	1.34	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.77	%(4)	0.80%	0.79%	0.82%	0.79%	0.77	%(5)
Net investment income	4.38	%(4)	4.97%	4.74%	5.15%	4.58%	4.29%
Portfolio Turnover	4	%(3)	5%	10%	27%	24%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Pennsylvania Fund — Class B

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.110		$9.380	$8.960	$9.500	$10.310	$10.270

Income (Loss) From Operations

Net investment income(1)	$0.167		$0.384	$0.375	$0.379	$0.381	$0.372
Net realized and unrealized gain (loss)	0.361		(0.272)	0.404	(0.544)	(0.818)	0.040

Total income (loss) from operations	$0.528		$0.112	$0.779	$(0.165)	$(0.437)	$0.412

Less Distributions

From net investment income	$(0.168)		$(0.382)	$(0.359)	$(0.375)	$(0.373)	$(0.372)

Total distributions	$(0.168)		$(0.382)	$(0.359)	$(0.375)	$(0.373)	$(0.372)

Net asset value — End of period	$9.470		$9.110	$9.380	$8.960	$9.500	$10.310

Total Return(2)	5.88	%(3)	1.29%	8.75%	(1.45)%	(4.30)%	4.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,632		$10,191	$17,328	$22,120	$28,571	$36,425
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.56%	1.55%	1.57%	1.56%	1.55	%(5)
Interest and fee expense(6)	0.05	%(4)	0.10%	0.09%	0.29%	0.42%	0.54%
Total expenses before custodian fee reduction	1.58	%(4)	1.66%	1.64%	1.86%	1.98%	2.09	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.56%	1.55%	1.57%	1.54%	1.52	%(5)
Net investment income	3.64	%(4)	4.22%	3.99%	4.41%	3.83%	3.56%
Portfolio Turnover	4	%(3)	5%	10%	27%	24%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Pennsylvania Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.110		$9.380	$8.960	$9.510	$10.320	$10.280

Income (Loss) From Operations

Net investment income(1)	$0.166		$0.384	$0.375	$0.377	$0.380	$0.368
Net realized and unrealized gain (loss)	0.372		(0.271)	0.404	(0.551)	(0.816)	0.045

Total income (loss) from operations	$0.538		$0.113	$0.779	$(0.174)	$(0.436)	$0.413

Less Distributions

From net investment income	$(0.168)		$(0.383)	$(0.359)	$(0.376)	$(0.374)	$(0.373)

Total distributions	$(0.168)		$(0.383)	$(0.359)	$(0.376)	$(0.374)	$(0.373)

Net asset value — End of period	$9.480		$9.110	$9.380	$8.960	$9.510	$10.320

Total Return(2)	5.99	%(3)	1.30%	8.75%	(1.55)%	(4.29)%	4.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,825		$36,409	$46,080	$38,427	$33,457	$20,528
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.55%	1.54%	1.57%	1.56%	1.55	%(5)
Interest and fee expense(6)	0.05	%(4)	0.10%	0.09%	0.29%	0.42%	0.54%
Total expenses before custodian fee reduction	1.57	%(4)	1.65%	1.63%	1.86%	1.98%	2.09	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.55%	1.54%	1.57%	1.54%	1.52	%(5)
Net investment income	3.63	%(4)	4.21%	3.98%	4.38%	3.83%	3.52%
Portfolio Turnover	4	%(3)	5%	10%	27%	24%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Financial Highlights — continued

	Pennsylvania Fund — Class I

	Six Months Ended		Year Ended July 31,
	January 31, 2012					Period Ended
	(Unaudited)		2011	2010	2009	July 31, 2008(1)

Net asset value — Beginning of period	$8.830		$9.100	$8.680	$9.200	$8.900

Income (Loss) From Operations

Net investment income(2)	$0.204		$0.456	$0.450	$0.442	$0.192
Net realized and unrealized gain (loss)	0.361		(0.271)	0.401	(0.517)	0.297

Total income (loss) from operations	$0.565		$0.185	$0.851	$(0.075)	$0.489

Less Distributions

From net investment income	$(0.205)		$(0.455)	$(0.431)	$(0.445)	$(0.189)

Total distributions	$(0.205)		$(0.455)	$(0.431)	$(0.445)	$(0.189)

Net asset value — End of period	$9.190		$8.830	$9.100	$8.680	$9.200

Total Return(3)	6.51	%(4)	2.17%	9.91%	(0.45)%	5.49	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,998		$30,082	$35,367	$22,621	$32
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57	%(5)	0.60%	0.60%	0.62%	0.60	%(5)
Interest and fee expense(6)	0.05	%(5)	0.10%	0.09%	0.29%	0.42	%(5)
Total expenses before custodian fee reduction	0.62	%(5)	0.70%	0.69%	0.91%	1.02	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.57	%(5)	0.60%	0.60%	0.62%	0.58	%(5)
Net investment income	4.58	%(5)	5.16%	4.93%	5.37%	4.98	%(5)
Portfolio Turnover	4	%(4)	5%	10%	27%	24	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended July 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

At July 31, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
Expiration Date	Fund	Fund	Fund	Fund	Fund

July 31, 2012	$225,101	$—	$382,839	$—	$1,108,751
July 31, 2013	691,155	374,997	504,289	—	3,349,896
July 31, 2014	736,704	—	—	—	—
July 31, 2016	160,306	329,657	410,833	3,716,712	1,414,955
July 31, 2017	997,387	662,277	566,758	6,120,511	5,414,612
July 31, 2018	3,471,707	2,387,746	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

	$6,282,360	$4,439,768	$4,111,214	$34,453,173	$32,156,432

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after July 31, 2011.

Additionally, at July 31, 2011, the New Jersey Fund and Pennsylvania Fund had net capital losses of $3,534,845 and $1,849,469, respectively, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending July 31, 2012.

As of January 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended July 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2012, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Arizona	Connecticut	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund

Floating Rate Notes Outstanding	$1,700,000	$7,225,000	$21,020,000	$17,350,000
Interest Rate or Range of Interest Rates (%)	0.18 - 0.19	0.18 - 0.19	0.08 - 0.21	0.08 - 0.18
Collateral for Floating Rate Notes Outstanding	$3,206,321	$11,930,321	$29,077,038	$29,714,695

For the six months ended January 31, 2012, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Arizona	Connecticut	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund

Average Floating Rate Notes Outstanding	$1,700,000	$7,225,000	$21,020,000	$18,056,304
Average Interest Rate	0.90%	0.87%	0.72%	0.75%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

L When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Interim Financial Statements — The interim financial statements relating to January 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended January 31, 2012, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Investment Adviser Fee	$131,474	$209,018	$168,081	$416,103	$522,316
Effective Annual Rate	0.34%	0.37%	0.35%	0.41%	0.42%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2012 were as follows:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

EVM’s Sub-Transfer Agent Fees	$593	$1,408	$741	$2,472	$4,024
EVD’s Class A Sales Charges	$6,483	$8,415	$6,384	$17,270	$20,804

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2012 for Class A shares amounted to the following:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Class A Distribution and Service Fees	$66,879	$99,211	$80,985	$170,509	$175,377

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended January 31, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Class B Distribution Fees	$6,225	$11,207	$6,851	$—	$35,646
Class C Distribution Fees	$27,234	$25,759	$42,314	$92,253	$135,962

At January 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Class B	$959,000	$1,097,000	$706,000	$—	$1,129,000
Class C	$860,000	$586,000	$672,000	$3,005,000	$3,253,000

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended January 31, 2012 amounted to the following:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Class B Service Fees	$1,660	$2,988	$1,827	$—	$9,506
Class C Service Fees	$7,263	$6,869	$11,284	$24,601	$36,256

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended January 31, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Class A	$200	$2,100	$100	$400	$500
Class B	$1,400	$100	$1,200	$—	$6,300
Class C	$—	$—	$1,300	$—	$600

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2012 were as follows:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Purchases	$2,255,188	$5,714,788	$1,185,121	$—	$10,870,280
Sales	$7,924,180	$8,810,113	$2,031,367	$23,837,236	$39,959,206

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended
	January 31, 2012	Year Ended
Class A	(Unaudited)	July 31, 2011

Sales	264,226	401,410
Issued to shareholders electing to receive payments of distributions in Fund shares	97,660	200,290
Redemptions	(1,224,689)	(2,324,846)
Exchange from Class B shares	19,440	100,463

Net decrease	(843,363)	(1,622,683)

	Six Months Ended
	January 31, 2012	Year Ended
Class B	(Unaudited)	July 31, 2011

Sales	709	20,275
Issued to shareholders electing to receive payments of distributions in Fund shares	1,796	5,170
Redemptions	(11,956)	(66,409)
Exchange to Class A shares	(17,489)	(90,367)

Net decrease	(26,940)	(131,331)

	Six Months Ended
	January 31, 2012	Year Ended
Class C	(Unaudited)	July 31, 2011

Sales	85,613	74,144
Issued to shareholders electing to receive payments of distributions in Fund shares	9,995	20,433
Redemptions	(42,010)	(249,155)

Net increase (decrease)	53,598	(154,578)

	Six Months Ended
	January 31, 2012	Period Ended
Class I	(Unaudited)	July 31, 2011(1)

Sales	215,188	151,035
Issued to shareholders electing to receive payments of distributions in Fund shares	2,326	228
Redemptions	(4,236)	(656)

Net increase	213,278	150,607

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

Connecticut Fund
	Six Months Ended
	January 31, 2012	Year Ended
Class A	(Unaudited)	July 31, 2011

Sales	221,922	790,719
Issued to shareholders electing to receive payments of distributions in Fund shares	147,815	315,062
Redemptions	(810,639)	(2,356,386)
Exchange from Class B shares	56,133	231,088

Net decrease	(384,769)	(1,019,517)

	Six Months Ended
	January 31, 2012	Year Ended
Class B	(Unaudited)	July 31, 2011

Sales	37,959	22,336
Issued to shareholders electing to receive payments of distributions in Fund shares	3,110	9,180
Redemptions	(9,348)	(59,990)
Exchange to Class A shares	(56,402)	(232,089)

Net decrease	(24,681)	(260,563)

	Six Months Ended
	January 31, 2012	Year Ended
Class C	(Unaudited)	July 31, 2011

Sales	60,940	192,074
Issued to shareholders electing to receive payments of distributions in Fund shares	7,829	15,986
Redemptions	(55,608)	(312,897)

Net increase (decrease)	13,161	(104,837)

	Six Months Ended
	January 31, 2012	Year Ended
Class I	(Unaudited)	July 31, 2011

Sales	180,925	217,521
Issued to shareholders electing to receive payments of distributions in Fund shares	5,322	9,759
Redemptions	(114,506)	(356,439)

Net increase (decrease)	71,741	(129,159)

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

Minnesota Fund
	Six Months Ended
	January 31, 2012	Year Ended
Class A	(Unaudited)	July 31, 2011

Sales	653,590	1,440,338
Issued to shareholders electing to receive payments of distributions in Fund shares	141,342	290,957
Redemptions	(619,568)	(2,889,647)
Exchange from Class B shares	23,043	178,872

Net increase (decrease)	198,407	(979,480)

	Six Months Ended
	January 31, 2012	Year Ended
Class B	(Unaudited)	July 31, 2011

Sales	2,522	4,823
Issued to shareholders electing to receive payments of distributions in Fund shares	2,454	7,048
Redemptions	(4,942)	(59,022)
Exchange to Class A shares	(21,403)	(166,219)

Net decrease	(21,369)	(213,370)

	Six Months Ended
	January 31, 2012	Year Ended
Class C	(Unaudited)	July 31, 2011

Sales	104,091	172,587
Issued to shareholders electing to receive payments of distributions in Fund shares	14,070	31,757
Redemptions	(141,588)	(607,995)

Net decrease	(23,427)	(403,651)

	Six Months Ended
	January 31, 2012	Period Ended
Class I	(Unaudited)	July 31, 2011(1)

Sales	191,698	315,560
Issued to shareholders electing to receive payments of distributions in Fund shares	4,247	1,564
Redemptions	(55,280)	(17,513)

Net increase	140,665	299,611

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

New Jersey Fund
	Six Months Ended
	January 31, 2012	Year Ended
Class A	(Unaudited)	July 31, 2011

Sales	574,049	1,122,380
Issued to shareholders electing to receive payments of distributions in Fund shares	319,032	685,908
Redemptions	(1,777,459)	(5,679,968)

Net decrease	(884,378)	(3,871,680)

	Six Months Ended
	January 31, 2012	Year Ended
Class C	(Unaudited)	July 31, 2011

Sales	172,263	340,185
Issued to shareholders electing to receive payments of distributions in Fund shares	32,644	72,839
Redemptions	(282,100)	(998,607)

Net decrease	(77,193)	(585,583)

	Six Months Ended
	January 31, 2012	Year Ended
Class I	(Unaudited)	July 31, 2011

Sales	302,269	491,180
Issued to shareholders electing to receive payments of distributions in Fund shares	7,647	12,491
Redemptions	(276,948)	(573,107)

Net increase (decrease)	32,968	(69,436)

Pennsylvania Fund
	Six Months Ended
	January 31, 2012	Year Ended
Class A	(Unaudited)	July 31, 2011

Sales	606,480	1,090,528
Issued to shareholders electing to receive payments of distributions in Fund shares	335,273	752,216
Redemptions	(1,370,772)	(5,654,604)
Exchange from Class B shares	160,656	536,513

Net decrease	(268,363)	(3,275,347)

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	January 31, 2012	Year Ended
Class B	(Unaudited)	July 31, 2011

Sales	11,269	46,940
Issued to shareholders electing to receive payments of distributions in Fund shares	14,723	39,855
Redemptions	(78,213)	(297,679)
Exchange to Class A shares	(155,205)	(518,249)

Net decrease	(207,426)	(729,133)

	Six Months Ended
	January 31, 2012	Year Ended
Class C	(Unaudited)	July 31, 2011

Sales	291,262	448,534
Issued to shareholders electing to receive payments of distributions in Fund shares	56,944	131,382
Redemptions	(351,938)	(1,496,003)

Net decrease	(3,732)	(916,087)

	Six Months Ended
	January 31, 2012	Year Ended
Class I	(Unaudited)	July 31, 2011

Sales	355,068	757,292
Issued to shareholders electing to receive payments of distributions in Fund shares	15,330	20,223
Redemptions	(509,992)	(1,260,696)

Net decrease	(139,594)	(483,181)

(1)	Class I of Arizona Fund and Minnesota Fund commenced operations on August 3, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Aggregate cost	$66,832,624	$104,720,147	$87,189,655	$181,086,711	$218,799,603

Gross unrealized appreciation	$7,876,858	$12,236,499	$9,919,622	$21,302,028	$29,111,767
Gross unrealized depreciation	(332,594)	(379,669)	(128,534)	(2,946,302)	(2,508,439)

Net unrealized appreciation	$7,544,264	$11,856,830	$9,791,088	$18,355,726	$26,603,328

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2012.

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2012 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Month/Year	Contracts	Position	Cost	Value	Depreciation

Arizona	3/12	28 U.S. 30-Year Treasury Bond	Short	$(3,958,449)	$(4,072,250)	$(113,801)

Connecticut	3/12	4 U.S. 10-Year Treasury Note	Short	$(518,461)	$(529,000)	$(10,539)
	3/12	26 U.S. 30-Year Treasury Bond	Short	(3,720,705)	(3,781,375)	(60,670)

Minnesota	3/12	32 U.S. 30-Year Treasury Bond	Short	$(4,523,941)	$(4,654,000)	$(130,059)

New Jersey	3/12	100 U.S. 10-Year Treasury Note	Short	$(12,961,536)	$(13,225,000)	$(263,464)
	3/12	255 U.S. 30-Year Treasury Bond	Short	(36,360,984)	(37,086,563)	(725,579)

Pennsylvania	3/12	550 U.S. 30-Year Treasury Bond	Short	$(78,425,651)	$(79,990,625)	$(1,564,974)

At January 31, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds enter into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2012 were as follows:

	Arizona		Connecticut		Minnesota		New Jersey		Pennsylvania
	Fund		Fund		Fund		Fund		Fund

Liability Derivative:
Futures Contracts	$(113,801	)(1)	$(71,209	)(1)	$(130,059	)(1)	$(989,043	)(1)	$(1,564,974	)(1)

Total	$(113,801)		$(71,209)		$(130,059)		$(989,043)		$(1,564,974)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2012 was as follows:

	Arizona		Connecticut		Minnesota		New Jersey		Pennsylvania
	Fund		Fund		Fund		Fund		Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(801,249	)(1)	$(1,021,229	)(1)	$(715,230	)(1)	$(6,852,298	)(1)	$(12,693,956	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$165,530	(2)	$156,422	(2)	$144,011	(2)	$643,140	(2)	$1,159,067	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended January 31, 2012, which are indicative of the volume of these derivative types, were approximately as follows:

	Arizona	Connecticut	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund

Average Notional Amount:
Futures Contracts	$4,371,000	$2,743,000	$5,200,000	$33,714,000	$55,000,000
Interest Rate Swaps	$250,000	$857,000	$107,000	$2,230,000	$2,450,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$76,076,888	$—	$76,076,888

Total Investments	$—	$76,076,888	$—	$76,076,888

Liability Description

Futures Contracts	$(113,801)	$—	$—	$(113,801)

Total	$(113,801)	$—	$—	$(113,801)

Eaton Vance
Municipal Income Funds

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$123,801,977	$—	$123,801,977

Total Investments	$—	$123,801,977	$—	$123,801,977

Liability Description

Futures Contracts	$(71,209)	$—	$—	$(71,209)

Total	$(71,209)	$—	$—	$(71,209)

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$96,980,743	$—	$96,980,743

Total Investments	$—	$96,980,743	$—	$96,980,743

Liability Description

Futures Contracts	$(130,059)	$—	$—	$(130,059)

Total	$(130,059)	$—	$—	$(130,059)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$220,462,437	$—	$220,462,437

Total Investments	$—	$220,462,437	$—	$220,462,437

Liability Description

Futures Contracts	$(989,043)	$—	$—	$(989,043)

Total	$(989,043)	$—	$—	$(989,043)

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$262,752,931	$—	$262,752,931

Total Investments	$—	$262,752,931	$—	$262,752,931

Liability Description

Futures Contracts	$(1,564,974)	$—	$—	$(1,564,974)

Total	$(1,564,974)	$—	$—	$(1,564,974)

The Funds held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Income Funds

January 31, 2012

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Thomas M. Metzold President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Municipal Income Funds

January 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

313-3/12	7CSRC

Eaton Vance Municipal Opportunities Fund Semiannual Report January 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2012
Eaton Vance
Municipal Opportunities Fund
Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	16

Important Notices	17

Eaton Vance
Municipal Opportunities Fund
January 31, 2012
Performance1,2

Portfolio Managers Cynthia J. Clemson; Thomas M. Metzold, CFA; William H. Ahern, Jr., CFA; Craig R. Brandon, CFA; Adam Weigold, CFA

			Since
% Cumulative Total Returns	Inception Date	Six Months	Inception

Class A at NAV	5/31/2011	10.93%	12.10%
Class A at 4.75% Maximum Sales Charge	—	5.70	6.76
Class I at NAV	5/31/2011	11.19	12.39

Barclays Capital Municipal Bond Index	5/31/2011	7.37%	13.46%

% Total Annual Operating Expense Ratios[3]		Class A	Class I

Gross		1.32%	1.07%
Net		1.10	0.85

% Distribution Rates/Yields[4]		Class A	Class I

Distribution Rate		2.24%	2.52%
Taxable-Equivalent Distribution Rate		3.45	3.88
SEC 30-day Yield		1.71	2.04
Taxable-Equivalent SEC 30-day Yield		2.63	3.14

Fund Profile

Credit Quality (% of total investments) 5

See Endnotes and Additional Disclosures in this report
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Municipal Opportunities Fund
January 31, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement (exclusive of interest expense) that continues through 11/30/12. Without the reimbursement, performance would have been lower.

[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest federal and state income tax rates, as applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rate(s) will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC 30-day Yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

3

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 – January 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses		Annualized
	Account Value	Account Value	Paid During Period*		Expense
	(8/1/11)	(1/31/12)	(8/1/11 – 1/31/12)		Ratio

Actual
Class A	$1,000.00	$1,109.30	$5.83	**	1.10%
Class I	$1,000.00	$1,111.90	$4.51	**	0.85%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.58	**	1.10%
Class I	$1,000.00	$1,020.90	$4.32	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2011.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 94.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 7.4%

Arkansas Development Finance Authority, 5.00%, 6/1/24	$200	$249,190
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/24	135	172,311
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/25	115	145,360
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/31	500	586,735

		$1,153,596

Education — 6.8%

Hempstead, NY, Local Development Corp., (Adelphi University), 4.50%, 6/1/19	$105	$121,232
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/20	110	130,951
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/21	140	167,195
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)	325	396,519
University of Minnesota, 5.00%, 12/1/26	200	249,390

		$1,065,287

Electric Utilities — 10.4%

Eugene, OR, Electric Utility System, 5.00%, 8/1/25	$200	$246,462
Eugene, OR, Electric Utility System, 5.00%, 8/1/26	200	244,300
Indiana Municipal Power Agency, 5.00%, 1/1/31	150	167,468
JEA, FL, Electric System Revenue, 4.00%, 10/1/31(2)	250	263,028
Seattle, WA, Municipal Light and Power, 5.00%, 2/1/22	350	431,224
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	271,952

		$1,624,434

General Obligations — 14.3%

California, 5.50%, 3/1/40	$75	$84,216
Charleston County, SC, 4.00%, 11/1/29	250	278,938
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26(2)	200	224,262
Georgia, 4.50%, 7/1/28	250	294,818
Hawaii, 5.00%, 12/1/23	125	157,710
New York, 4.00%, 12/15/27	115	129,523
New York, NY, 5.00%, 8/1/24(1)	150	178,745
Tualatin Valley, OR, Fire and Rescue, A Rural Fire Protection District, 5.00%, 6/1/25	350	436,887
Utah, 5.00%, 7/1/25	350	440,737

		$2,225,836

Hospital — 12.0%

California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/21	$250	$305,455
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	345	406,382
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	200	227,970
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/25	315	338,972
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	292,145
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	250	292,985

		$1,863,909

Housing — 1.4%

Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	$200	$222,302

		$222,302

Industrial Development Revenue — 3.4%

Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$250	$267,737
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	250	260,688

		$528,425

Insured – General Obligations — 4.2%

Baldwin County, AL, (AGC), 5.00%, 5/1/23	$345	$402,536
Will County, IL, Community Unit School District No. 365-U, (Valley View), (NPFG), 0.00%, 11/1/25	450	251,379

		$653,915

Other Revenue — 0.6%

Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	$100	$92,267

		$92,267

See Notes to Financial Statements.
5

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Senior Living / Life Care — 1.0%

Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$152,886

		$152,886

Special Tax Revenue — 5.7%

Illinois, Sales Tax Revenue, 5.00%, 6/15/31	$300	$338,880
Michigan Trunk Line Fund, 5.00%, 11/15/20	250	313,347
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/29	200	238,448

		$890,675

Student Loan — 4.2%

Massachusetts Educational Financing Authority, (AMT), 5.50%, 7/1/26	$200	$217,286
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	405	429,482

		$646,768

Transportation — 19.7%

Hawaii, Airports System Revenue, 5.25%, 7/1/29	$250	$283,305
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	250	291,898
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.00%, 7/1/25	250	275,635
Ohio Turnpike Commission, 5.00%, 2/15/21	240	287,594
Oklahoma Turnpike Authority, 5.00%, 1/1/27	400	479,300
Pennsylvania Turnpike Commission, 5.00%, 12/1/24	250	292,808
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	200	217,812
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/24	180	212,236
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	400	452,376
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	225	277,130

		$3,070,094

Water and Sewer — 3.1%

Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/26	$400	$489,828

		$489,828

Total Tax-Exempt Municipal Securities — 94.2%
(identified cost $13,633,205)		$14,680,222

Taxable Municipal Securities — 1.2%(3)

	Principal
	Amount
Security	(000’s omitted)	Value

General Obligations — 1.2%

California, 7.95%, 3/1/36	$160	$190,637

Total Taxable Municipal Securities — 1.2%
(identified cost $189,953)		$190,637

Total Investments — 95.4%
(identified cost $13,823,158)		$14,870,859

Other Assets, Less Liabilities — 4.6%		$719,671

Net Assets — 100.0%		$15,590,530

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
NPFG	- National Public Finance Guaranty Corp.

At January 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.0%
New York	13.1%
Others, representing less than 10% individually	66.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2012, 4.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 2.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

See Notes to Financial Statements.
6

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2012

Investments, at value (identified cost, $13,823,158)	$14,870,859
Cash	1,111,875
Interest receivable	131,571
Receivable for investments sold	199,860
Receivable for Fund shares sold	3,840
Receivable from affiliate	9,839

Total assets	$16,327,844

Liabilities

Payable for investments purchased	$195,291
Payable for when-issued securities	478,105
Payable for Fund shares redeemed	10,392
Distributions payable	24,369
Payable to affiliates:
Investment adviser and administration fee	7,770
Distribution and service fees	855
Accrued expenses	20,532

Total liabilities	$737,314

Net Assets	$15,590,530

Sources of Net Assets

Paid-in capital	$14,318,306
Accumulated net realized gain	223,276
Accumulated undistributed net investment income	1,247
Net unrealized appreciation	1,047,701

Net Assets	$15,590,530

Class A Shares

Net Assets	$4,143,120
Shares Outstanding	376,752
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.00
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.55

Class I Shares

Net Assets	$11,447,410
Shares Outstanding	1,040,036
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.
7

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	January 31, 2012

Interest	$238,335

Total investment income	$238,335

Expenses

Investment adviser and administration fee	$40,057
Distribution and service fees
Class A	3,032
Trustees’ fees and expenses	554
Custodian fee	12,329
Transfer and dividend disbursing agent fees	52
Legal and accounting services	11,584
Printing and postage	12,056
Registration fees	11,533
Miscellaneous	8,901

Total expenses	$100,098

Deduct —
Reduction of custodian fee	$213
Allocation of expenses to affiliate	39,916

Total expense reductions	$40,129

Net expenses	$59,969

Net investment income	$178,366

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$293,273

Net realized gain	$293,273

Change in unrealized appreciation (depreciation) —
Investments	$958,498

Net change in unrealized appreciation (depreciation)	$958,498

Net realized and unrealized gain	$1,251,771

Net increase in net assets from operations	$1,430,137

See Notes to Financial Statements.
8

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Statements of Changes in Net Assets

	January 31, 2012

	Six Months Ended
	January 31, 2012	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	July 31, 2011(1)

From operations —
Net investment income	$178,366	$18,715
Net realized gain from investment transactions	293,273	6,828
Net change in unrealized appreciation (depreciation) from investments	958,498	89,203

Net increase in net assets from operations	$1,430,137	$114,746

Distributions to shareholders —
From net investment income
Class A	$(28,786)	$(54)
Class I	(148,333)	(18,539)
From net realized gain
Class A	(19,329)	—
Class I	(57,618)	—

Total distributions to shareholders	$(254,066)	$(18,593)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,800,131	$217,040
Class I	165,790	10,240,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	46,656	48
Class I	2,894	—
Cost of shares redeemed
Class A	(151,374)	—
Class I	(2,879)	—

Net increase in net assets from Fund share transactions	$3,861,218	$10,457,088

Net increase in net assets	$5,037,289	$10,553,241

Net Assets

At beginning of period	$10,553,241	$—

At end of period	$15,590,530	$10,553,241

Accumulated undistributed net investment income included in net assets

At end of period	$1,247	$—

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

See Notes to Financial Statements.
9

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Financial Highlights

	Class A

	Six Months Ended
	January 31, 2012		Period Ended
	(Unaudited)		July 31, 2011(1)

Net asset value — Beginning of period	$10.090		$10.000

Income (Loss) From Operations

Net investment income	$0.129		$0.015
Net realized and unrealized gain	0.964		0.090

Total income from operations	$1.093		$0.105

Less Distributions

From net investment income	$(0.128)		$(0.015)
From net realized gain	(0.055)		—

Total distributions	$(0.183)		$(0.015)

Net asset value — End of period	$11.000		$10.090

Total Return(2)	10.93	%(3)	1.05	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,143		$217
Ratios (as a percentage of average daily net assets):
Expenses	1.10	%(4)(5)(6)	1.10	%(4)(5)
Net investment income	2.37	%(5)	0.96	%(5)
Portfolio Turnover	46	%(3)	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed operating expenses (equal to 0.60% and 4.13% of average daily net assets for the six months ended January 31, 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.
(5)	Annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.
10

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	January 31, 2012		Period Ended
	(Unaudited)		July 31, 2011(1)

Net asset value — Beginning of period	$10.090		$10.000

Income (Loss) From Operations

Net investment income	$0.144		$0.018
Net realized and unrealized gain	0.974		0.090

Total income from operations	$1.118		$0.108

Less Distributions

From net investment income	$(0.143)		$(0.018)
From net realized gain	(0.055)		—

Total distributions	$(0.198)		$(0.018)

Net asset value — End of period	$11.010		$10.090

Total Return(2)	11.19	%(3)	1.08	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,447		$10,336
Ratios (as a percentage of average daily net assets):
Expenses	0.85	%(4)(5)(6)	0.85	%(4)(5)
Net investment income	2.73	%(5)	1.07	%(5)
Portfolio Turnover	46	%(3)	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed operating expenses (equal to 0.60% and 4.13% of average daily net assets for the six months ended January 31, 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.
(5)	Annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.
11

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from May 31, 2011 to July 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of

12

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J Interim Financial Statements — The interim financial statements relating to January 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2012, the investment adviser and administration fee amounted to $40,057 or 0.60% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.10% and 0.85% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2012. Pursuant to this agreement, EVM was allocated $39,916 of the Fund’s operating expenses for the six months ended January 31, 2012. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended January 31, 2012, EVM earned $26 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,188 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2012. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2012 amounted to $3,032 for Class A shares.

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions.

13

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,141,039 and $5,847,811, respectively, for the six months ended January 31, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	January 31, 2012	Period Ended
Class A	(Unaudited)	July 31, 2011(1)

Sales	365,076	21,546
Issued to shareholders electing to receive payments of distributions in Fund shares	4,409	5
Redemptions	(14,284)	—

Net increase	355,201	21,551

	Six Months Ended
	January 31, 2012	Period Ended
Class I	(Unaudited)	July 31, 2011(1)

Sales	16,034	1,024,000
Issued to shareholders electing to receive payments of distributions in Fund shares	274	—
Redemptions	(272)	—

Net increase	16,036	1,024,000

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

At January 31, 2012, EVM owned 71% of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,822,015

Gross unrealized appreciation	$1,048,844
Gross unrealized depreciation	—

Net unrealized appreciation	$1,048,844

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2012.

14

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Notes to Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$14,680,222	$—	$14,680,222
Taxable Municipal Securities	—	190,637	—	190,637

Total Investments	$—	$14,870,859	$—	$14,870,859

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

15

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

Officers and Trustees

Officers of Eaton Vance Municipal Opportunities Fund

Thomas M. Metzold President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipal Opportunities Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

16

Eaton Vance
Municipal Opportunities Fund

January 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

17

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5279-3/12	MUNIOPPSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: March 14, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 14, 2012

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: March 14, 2012